COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 8.   COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company is subject to legal proceedings arising in the ordinary course of business. Such matters are subject to uncertainties and outcomes are not predictable with assurance. Management believes at this time, there are no ongoing matters that will have a material adverse effect on the Company's business, financial position, results of operations, or cash flows, except as disclosed below.

On May 29, 2013, Highland Global Creek Partners, Inc. (the “Plaintiffs”) brought an action against the Company in the Supreme Court of New York, County of New York, alleging a breach of a consulting contract. The Plaintiffs are seeking a judgment directing the Company to issue and deliver 80,000,000 shares of its common stock and 10,000,000 shares of its Series A Preferred Stock.  As of the date of this filing, the Company does not have any preferred shares authorized.  In addition, the Plaintiffs are also seeking an order enjoining the Company from taking any action requiring shareholder approval without notice to Plaintiffs and/or the Plaintiffs participation, as well as an order declaring that any action requiring stockholder approval taken by the Company without notice to and/or the participation of the Plaintiffs is null and void.  The Company has filed counterclaims against the Plaintiffs and will contest this matter vigorously.  The Company has not recorded a provision for a potential loss as it is unable to state that an outcome in this matter is unfavorable or estimate the amount or range of a potential loss.

TotalCFO, LLC

On September 17, 2013, the Company engaged TotalCFO, LLC to provide consulting services related to its financial reporting for a period of one year unless sooner terminated by either party upon (90) day’s written notice. The Company agreed to pay TotalCFO, LLC (a) $2,500 per month in cash, (b) a monthly amount of registered common shares having a grant date fair value of $2,500 (to be calculated at a 25% discount to market) and (c) all pre-approved expenses.  The Company incurred professional fees expense to TotalCFO, LLC of $15,000 for the three months ended March 31, 2014, of which $7,500 was paid in cash and $7,500 remains in accrued expenses at March 31, 2014. The amount in accrued expenses was originally to be paid in shares of registered common stock, however since the Company has not filed a registration statement they did not have registered shares to issue. Total CFO, LLC agreed to settle and accept shares of registered common stock at an amount calculated using the same per share price as the Private Placement of $0.20, or an additional 37,500 shares.  As of March 31, 2014 the shares had yet to be issued due to administrative delays. As of March 31, 2014, the Company owes Total CFO, LLC 87,500 shares of common stock in connection with services provided since the inception of this agreement.

On January 8, 2014, the Company issued Total CFO, LLC 100,000 shares of common stock at similar terms to the shares issued in the Private Placement as a one-time bonus for consideration of their services in connection with the Company’s going-public transaction in December of 2013.

RedChip Companies, Inc.

On December 14, 2012 the Company entered into an agreement with RedChip Companies, Inc. (“RedChip”) to assist the Company with various legal, professional, investor relations and other services in connection with a going-public transaction involving the Company.  In December of 2013, the Company and RedChip agreed to amend the terms of the agreement whereby the Company would issue RedChip 805,200 shares of common stock in full satisfaction for amounts owed in connection with services performed by RedChip at $0.20 per share. The shares were issued on January 8, 2014.

In addition, in December 2013, the Company entered into an investor relations agreement with RedChip for a term of four months commencing January 1, 2014.  In connection with the investor relations agreement the Company  agreed to (a) pay RedChip a $60,000 cash payment, which was made on December 13, 2013 and, and (b) issue RedChip 200,000 shares of common stock at $0.20 per share, which were issued on January 8, 2014. The aggregate consideration to be issued in connection with the agreement of $100,000 was initially recorded as a prepaid expense.  During the three months ended March 31, 2014, the Company recorded consulting fees of $75,000 in its condensed consolidated statement of operations, of which $30,000 was non-cash stock-based compensation expense. As of March 31, 2014, $25,000 remains in prepaid expenses on the condensed consolidated balance sheet.

John Carris Investments, LLC

On March 10, 2014, the Company entered into an agreement with John Carris Investments, LLC (“John Carris”) to act on behalf of the Company as its non-exclusive placement agent and assist the Company in raising up to a maximum of $3.5 million.  In consideration for such services, the Company will pay John Carris (a) a cash placement fee of 10% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise, (b) a non-accountable expense allowance in the amount of 2% of the aggregate consideration received by the Company, and (c) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise.  The agreement terminates on June 10, 2014. During the three months ended March 31, 2014, the company recorded consulting fees of $15,000 in its condensed consolidated statement of operation in connection with this agreement.

NOTE 10.   COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company is subject to legal proceedings arising in the ordinary course of business. Such matters are subject to uncertainties and outcomes are not predictable with assurance. Management believes at this time, there are no ongoing matters that will have a material adverse effect on the Company's business, consolidated financial position, results of operations, or cash flows, except as disclosed below.

On May 29, 2013, Highland Global Creek Partners, Inc. (the “Plaintiffs”) brought an action against the Company in the Supreme Court of New York, County of New York, alleging a breach of a consulting contract. The Plaintiffs are seeking a judgment directing the Company to issue and deliver 80,000,000 shares of common stock and 10,000,000 shares of Series A Preferred Stock.  In addition, the Plaintiffs are also seeking an order enjoining the Company from taking any action requiring shareholder approval without notice to Plaintiffs and/or the Plaintiffs participation, as well as an order declaring that any action requiring stockholder approval taken by the Company without notice to and/or the participation of the Plaintiffs is null and void.  The Company has filed counterclaims against the Plaintiffs and has not made any formal settlement demand.  To date, the litigation has not progressed beyond the pleading stage and no discovery has taken place.  The Company has not recorded a provision for a potential loss as it is unable to state that an outcome in this matter is unfavorable or estimate the amount or range of a potential loss.

Payroll Taxes

During the years 2007 through 2013, the Company considered certain executives to be consultants of the Company rather than employees.  If the executives were treated as employees during the above period, the Company would have been required to withhold and remit payroll taxes to the respective taxing authorities. This position may be subject to audit by the Internal Revenue Service and other state and local taxing authorities, which, upon review, could result in an unfavorable outcome if it is determined that such individuals’ compensation should have been reported on the basis of an employee rather than a consultant.  The Company has recorded charges of approximately $40,392 and $8,600 for the years ended December 31, 2013 and 2012 and approximately $182,618 for the period from July 24, 2007 (inception) to December 31, 2013 in consulting and research and development fees on the statements of operations for additional compensation (including penalties and interest) on behalf of the executives should the Company be challenged by the taxing authorities and it is determined their position is without merit. As of December 31, 2013, $ 182,618 is included in accrued expenses on the consolidated balance sheet.

Employee Agreements

On October 14, 2013 the Company entered into a consulting agreement with Dr. Abraham Mittelman to be the Company’s Chief Executive Officer for a term of 4 years.  The agreement was effective on July 1, 2013. The Company shall pay Dr. Mittelman $72,000 per annum in common stock in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In connection with this agreement, the Company incurred research consulting expense of $36,000 for the year ended December 31, 2013, for which the entire amount remains in accrued expenses at year end.

On October 14, 2013 the Company entered into a consulting agreement with Tiwari, to be the Company’s Chief Scientific Officer for a term of 4 years.  The agreement was effective on July 1, 2013. The Company shall pay Tiwari $72,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Tiwari shall be paid a signing bonus of $20,000 to be paid over two years in equal increments not less frequently than monthly.  The Company incurred expenses associated with Dr. Tiwari’s consulting services of $96,000 for the year ended December 31, 2013, of which $56,000 related to the above agreement and the remaining $40,000 related to payment for services provided before the agreement was entered into.  Of the total amount incurred by the Company, $20,000 remains in accrued expenses at December 31, 2013.

On October 14, 2013 the Company entered into a consulting agreement with Dr. Jan Geliebter to be the Company’s Secretary for a term of 4 years.  The agreement was effective on July 1, 2013. The Company shall pay Ms. Geliebter $48,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Dr. Geliebter shall be paid a signing bonus of $35,000 to be paid over two years in equal increments not less frequently than monthly. The Company incurred consulting expenses associated with Dr. Geliebter’s services of $59,000 in connection with the above agreement for the year ended December 31, 2013, which remains in accrued expenses at December 31, 2013.

On October 14, 2013 the Company entered into a consulting agreement with Dr. Robert Suriano to be the Company’s Lab Manager for a term of 2 years.  The agreement was effective on July 1, 2013. The Company shall pay Mr. Suriano $24,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Dr. Suriano shall be paid a signing bonus of $10,000 to be paid over two years in equal increments not less frequently than monthly. Payments pursuant to consulting agreement shall accrue as of the date of the consulting agreement and commence once the Company has raised $2.5 million through a financing. The Company incurred expenses associated with Dr. Suriano’s consulting services of $27,000 for the year ended December 31, 2013, of which $22,000 related to the above agreement and the remaining $5,000 related to payment for services provided before the agreement was entered into.  Of the amount incurred by the Company, $20,000 remains in accrued expenses at December 31, 2013.

On October 14, 2013 the Company entered into a consulting agreement with Banerjee to be a research consultant for the Company for a term of 4 years.  The agreement was effective on July 1, 2013. The Company shall pay Banerjee $48,000 per annum in equal increments not less frequently than monthly with a five (5) percent annual increase plus normal out of pocket expenses. In addition, in connection with the execution of the agreement, Banerjee shall be paid a signing bonus of $35,000 to be paid over two years in equal increments not less frequently than monthly.  Payments pursuant to consulting agreement shall accrue as of the date of the consulting agreement and commence once the Company has raised $2.5 million through a financing. The Company incurred consulting expenses associated with Dr. Banerjee’s services of $59,000 for the year ended December 31, 2013 in connection with the above agreement, which remains in accrued expenses at December 31, 2013.

TotalCFO, LLC

On September 17, 2013, the Company engaged TotalCFO, LLC to provide consulting services related to its financial reporting for a period of one year unless sooner terminated by either party upon (90) days written notice. The Company shall pay TotalCFO, LLC (a) $2,500 per month in cash, (b) a monthly amount of registered common shares having a grant date fair value $2,500 (to be calculated at a 25% discount to market) and (c) all pre-approved expenses.  The Company incurred professional fees expense to TotalCFO, LLC of $20,000 for the year ended December 31, 2013, of which $10,000 was paid and $10,000 remains in accrued expenses at December 31, 2013. The amount in accrued expenses was originally to be paid in shares of registered common stock, however since the Company has not filed a registration statement they did not have registered shares to issue. Total CFO, LLC agreed to settle and accept shares of unregistered common stock at an amount calculated using the same per share price as the Private Placement of $0.20, or 50,000 shares.  The shares have yet to be issued do to administrative delays.

On January 8, 2014, the Company agreed to issue Total CFO, LLC 100,000 shares of common stock at similar terms to the shares issued in the Private Placement as a one-time bonus for consideration of their services in connection with the Company’s going-public transaction.  The Company has determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered. During the year ended December 31, 2013, the Company recorded $20,000 of consulting expense related to this arrangement. The shares were issued on January 8, 2014.

RedChip Companies, Inc.

On December 14, 2012 the Company entered into an agreement with RedChip Companies, Inc. (“RedChip”) to assist the Company with various legal, professional, investor relations and other services in connection with a going-public transaction involving the Company.  In December of 2013, the Company and RedChip agreed to amend the terms of the agreement whereby the Company would issue RedChip 805,200 shares of common stock in full satisfaction for amounts owed in connection with services performed by RedChip at $0.20 per share.   The Company has determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered and as a result, the Company included $161,040 in consulting fees on the consolidated statements of operations for the year ended December 31, 2013 and a corresponding accrual to shares issuable.  The shares were issued on January 8, 2014.

In addition, in December 2013, the Company entered into an investor relations agreement with RedChip for a term of three months commencing January 1, 2014.  In connection with the investor relations agreement the Company agreed to (a) pay RedChip a $60,000 cash payment, which was made on December 13, 2013, and (b) issue RedChip 200,000 shares of common stock, which were issue on January 8, 2014.  The Company has included the $60,000 in prepaid expenses on its consolidated balance sheet as of December 31, 2013.